UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   FOR THE QUARTERLY DISTRIBUTION PERIOD FROM MARCH 17, 2008 TO JUNE 15, 2008

                                  333-130089-66
                   (Commission File Number of issuing entity)

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2008-001
           (Exact name of issuing entity as specified in its charter)

                                    001-32293
                      (Commission File Number of Depositor)

                         HARTFORD LIFE INSURANCE COMPANY
        (Exact name of depositor and sponsor as specified in its charter)

                                    DELAWARE
      (State or other jurisdiction of incorporation or organization of the issuing entity)

                                 NOT APPLICABLE
                      (I.R.S. Employer Identification No.)

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2008-001
                          C/O WILMINGTON TRUST COMPANY
                            1100 NORTH MARKET STREET
                                 WILMINGTON, DE
         (Address of principal executive offices of the issuing entity)

                                      19890
                                   (Zip Code)

                                  302-651-8900
                     (Telephone number, including area code)

                                 NOT APPLICABLE
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                               Section   Section   Section    Name of exchange
Title of class                  12(b)     12(g)     15(d)    (If Section 12(b))

EXTENDIBLE FLOATING RATE
NOTES DUE JANUARY 13, 2012       [ ]       [ ]       [X]      ------------------

                                 [ ]       [ ]       [ ]      ------------------


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

On June 16, 2008, interest payments were made to the holders of the notes specified on the cover page of this report on Form 10-D (the "Notes"). Details of such payments are included in the Administrative Report of the Hartford Life Global Funding Trust specified on the cover page of this report on Form 10-D (the "Trust") filed as Exhibit 99.1 hereto. No trustee fees or other trust expenses have been paid by the Trust.

PART II - OTHER INFORMATION

ITEM 2. LEGAL PROCEEDINGS.

None

ITEM 3. SALES OF SECURITIES AND USE OF PROCEEDS.

Registration Statement on Form S-3, Commission File No. 333-130089 (the "Registration Statement") relating to the Notes was declared effective by the Securities and Exchange Commission on March 31, 2006.

The information specified under "Use of Proceeds" required to be included in this Item 3 by Item 701(f) of Regulation S-K is included in the Administrative Report attached to this Form 10-D and is incorporated into this Item 3 by reference.

The Trust used the net proceeds from the issuance of the Notes and the Trust Beneficial Interest to purchase a funding agreement from Hartford Life Insurance Company ("HLIC"), as described in the Registration
Statement.

ITEM 4. DEFAULTS UPON SENIOR SECURITIES.

None

ITEM 5. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 6. SIGNIFICANT OBLIGORS OF POOL ASSETS.

For information relating to HLIC, please see HLIC's (Commission file number 001-32293) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). This Form 10-D incorporates by reference HLIC's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 and Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2008. You can read and copy these reports and other information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports and other information that HLIC has filed electronically with the SEC.

ITEM 7. SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None

ITEM 8. OTHER INFORMATION.

None

ITEM 9. EXHIBITS.

------------------ -------------------------------------------------------------
  EXHIBIT NUMBER                           DESCRIPTION
------------------ -------------------------------------------------------------
Exhibit 1.1 Standard Distribution Agreement Terms (incorporated by reference to Exhibit 1.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 1.2 Distribution Agreement relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section C to Exhibit 4.5 hereto).
------------------ -------------------------------------------------------------
Exhibit 3.1 Schedule identifying the differences between the certificate of trust for the trust identified on the cover page of this Exchange Act report and Exhibit 3.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------ -------------------------------------------------------------
Exhibit 3.2        Standard Trust Agreement Terms (incorporated by reference to
                   Exhibit 4.7 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 3.3 Trust Agreement relating to the trust identified on the cover page of this Exchange Act report (included in Section A to
                   Exhibit 4.5 hereto).
------------------ -------------------------------------------------------------
Exhibit 4.1        Standard Indenture Terms (incorporated by reference to
                   Exhibit 4.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 4.2 Indenture relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section B to Exhibit 4.5 hereto).
------------------ -------------------------------------------------------------
Exhibit 4.3 Schedule identifying the differences between the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.3 is incorporated by reference and Exhibit 4.3 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007), as further modified by Schedule II to said notes, as included in Exhibit 4.6 to this Exchange Act Report.
------------------ -------------------------------------------------------------
Exhibit 4.4 Schedule identifying the differences between the funding agreement issued by Hartford Life Insurance Company to the trust identified on the cover page of this Exchange Act report and Exhibit 4.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------ -------------------------------------------------------------
Exhibit 4.5 Schedule identifying the differences between the omnibus instrument relating to the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.5 is incorporated by reference and
                   Exhibit 4.5 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.2 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007.)
------------------ -------------------------------------------------------------
Exhibit 4.6 Schedule II to Extendible Secured Medium-Term Note of Hartford Life Global Funding Trust 2008-001 (incorporated by reference to Exhibit 4.6 to Hartford Life Global Funding Trust 2008-001's Report on Form 8-K filed on January 18, 2008.)
------------------ -------------------------------------------------------------
Exhibit 10.1 Administrative Services Agreement (incorporated by reference to Exhibit 4.9 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------

------------------ -------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity Agreement between Hartford Life Insurance Company and Wilmington Trust Company (incorporated by reference to Exhibit 10.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A. (incorporated by reference to Exhibit 10.2 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement between Hartford Life Insurance Company and Amacar Pacific Corporation (incorporated by reference to Exhibit 10.3 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 99.1 Administrative Report of the Trust in respect of the June 16, 2008 payment to holders of the notes issued by the Hartford Life Global Funding Trust 2008-001.
------------------ -------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      Hartford Life Insurance Company, depositor



Date:  June 27, 2008                  By:   /s/ Jeffrey L. Johnson
                                            ---------------------------
                                      Name:  Jeffrey L. Johnson
                                      Title: Assistant Vice President

                                  EXHIBIT INDEX

------------------ -------------------------------------------------------------
  EXHIBIT NUMBER                            DESCRIPTION
------------------ -------------------------------------------------------------
Exhibit 1.1 Standard Distribution Agreement Terms (incorporated by reference to Exhibit 1.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 1.2 Distribution Agreement relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section C to Exhibit 4.5 hereto).
------------------ -------------------------------------------------------------
Exhibit 3.1 Schedule identifying the differences between the certificate of trust for the trust identified on the cover page of this Exchange Act report and Exhibit 3.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------ -------------------------------------------------------------
Exhibit 3.2        Standard Trust Agreement Terms (incorporated by reference to
                   Exhibit 4.7 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 3.3 Trust Agreement relating to the trust identified on the cover page of this Exchange Act report (included in Section A to
                   Exhibit 4.5 hereto).
------------------ -------------------------------------------------------------
Exhibit 4.1        Standard Indenture Terms (incorporated by reference to
                   Exhibit 4.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 4.2 Indenture relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section B to Exhibit 4.5 hereto).
------------------ -------------------------------------------------------------
Exhibit 4.3 Schedule identifying the differences between the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.3 is incorporated by reference and Exhibit 4.3 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007), as further modified by Schedule II to said notes, as included in Exhibit 4.6 to this Exchange Act Report.
------------------ -------------------------------------------------------------
Exhibit 4.4 Schedule identifying the differences between the funding agreement issued by Hartford Life Insurance Company to the trust identified on the cover page of this Exchange Act report and Exhibit 4.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------ -------------------------------------------------------------
Exhibit 4.5 Schedule identifying the differences between the omnibus instrument relating to the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.5 is incorporated by reference and
                   Exhibit 4.5 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.2 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007.)
------------------ -------------------------------------------------------------
Exhibit 4.6 Schedule II to Extendible Secured Medium-Term Note of Hartford Life Global Funding Trust 2008-001 (incorporated by reference to Exhibit 4.6 to Hartford Life Global Funding Trust 2008-001's Report on Form 8-K filed on January 18, 2008.)
------------------ -------------------------------------------------------------
Exhibit 10.1 Administrative Services Agreement (incorporated by reference to Exhibit 4.9 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------

------------------ -------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity Agreement between Hartford Life Insurance Company and Wilmington Trust Company (incorporated by reference to Exhibit 10.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A. (incorporated by reference to Exhibit 10.2 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement between Hartford Life Insurance Company and Amacar Pacific Corporation (incorporated by reference to Exhibit 10.3 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended (SEC Registration File No. 333-130089)).
------------------ -------------------------------------------------------------
Exhibit 99.1 Administrative Report of the Trust in respect of the June 16, 2008 payment to holders of the notes issued by the Hartford Life Global Funding Trust 2008-001.
------------------ -------------------------------------------------------------